BUSINESS AND FUNDING (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended			0 Months Ended
	Apr. 23, 2013	Jan. 01, 2013	Jul. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013	Nov. 30, 2013	Apr. 30, 2014	Jul. 31, 2013	Apr. 30, 2013	Sep. 09, 2014	Dec. 29, 2014	Aug. 29, 2014
BUSINESS AND FUNDING (Details) [Line Items]
Proceeds from Legal Settlements						$ 2,000,000
Sale of Stock, Number of Shares Issued in Transaction (in Shares)			16,000,000			16,000,000
Proceeds from Issuance of Private Placement		1,765,000
Stock Issued During Period, Value, Conversion of Convertible Securities						2,735,349	1,353,364
Repayments of Convertible Debt						200,000
Stock Issued During Period, Value, Issued for Services				4,000		84,698	304,685
Stock Purchase Agreement, Stock Issued During Period, Shares (in Shares)	2,500,000
Stock Purchase Agreement, Stock Issued During Period, Value	500,000
Stock Purchase Agreement, Common Stock Threshold Price (in Dollars per share)	$ 0.15
Sale of Stock, Price Per Share (in Dollars per share)			$ 0.25
Proceeds from Issuance of Common Stock			3,673,000			3,673,135	1,050,405
Net Cash Provided by (Used in) Operating Activities				4,653,094	(1,172,031)	(2,379,261)	(3,186,798)
Net Cash Provided by (Used in) Investing Activities				(204,776)	(2,450,000)	(2,506,684)	499,324
Payments to Acquire Short-term Investments				650,000	2,700,000	5,200,000	250,000
Proceeds from Sale of Short-term Investments				500,000	250,000	2,700,000	750,000
Net Cash Provided by (Used in) Financing Activities					3,500,000	7,349,019	3,245,953
Proceeds from Convertible Debt					3,500,000	3,500,000	1,765,000
Proceeds from Warrant Exercises						300,009	380,800
Proceeds from Stock Options Exercised						75,875	25,610
Cash, Period Increase (Decrease)				4,599,000		4,963,000
Cash, Cash Equivalents, and Short-term Investments				10,460,000	5,861,000	5,861,000	898,000
Payments to Acquire Property, Plant, and Equipment				54,776
Payments to Acquire Intangible Assets				0	3,036,000
Amortization of Intangible Assets				81,324	70,481	314,453
Convertible Debenture [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Debt Conversion, Original Debt, Amount											750,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)									8,267,080	2,166,775	8,152,170
Proceeds from Issuance of Private Placement								3,500,000
Stock Issued During Period, Value, Conversion of Convertible Securities									1,240,000	325,000
Repayments of Convertible Debt									200,000
Debt Instrument, Interest Rate, Stated Percentage								6.00%
Common Stock [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)												18,498,943
Conversion of Stock, Shares Converted (in Shares)												15,978,943
Convertible Preferred Stock [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)												3,500
Aspire Capital Fund LLC [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	2,880,000
Stock Issued During Period, Value, New Issues	592,000
Proceeds from Issuance of Common Stock							1,050,405
Stock Purchase Agreement [Member] | Commitment Fee [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services	700,000
Payments of Stock Issuance Costs	42,000
Additional Stock Purchase Agreement Stock Issued During the Period Shares (in Shares)	3,500,000
Stock Purchase Agreement [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Purchase Agreement, Authorized Amount	10,000,000
Stock Issued During Period, Shares, Issued for Services (in Shares)	3,500,000
AUO Settlement [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Proceeds from Legal Settlements				2,000,000		9,000,000							9,000,000
Subsidiary Loan [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Debt of Subsidiary, Not Assumed														5,000,000
Mars Loan [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Debt of Subsidiary, Not Assumed														$ 5,000,000
Sale of Stock, Number of Shares Issued in Transaction (in Shares)														20,000,000
Global Depository Receipts [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)														1,495,845